Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Beginning balance	R$ 334,641	R$ 48,525	R$ 202,860
Provisions	829,857	688,189	429,964
Prescribed dividends	(3,369)	(2,048)	(2,948)
Payments	(833,658)	(400,025)	(581,351)
Ending balance	R$ 327,471	R$ 334,641	R$ 48,525